Contract Assets (Details) - Schedule of Contract Asset - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Contract Asset is an Advance Payment [Abstract]
Balance as of the beginning of the period	$ 1,682,289			$ 583,895
Add: net increase in current period contract asset	31,141	$ 1,024,684	1,682,289
Less: inventory recognized from beginning contract asset	(1,434,706)			583,895
Total contract assets as the end of the period	$ 1,713,430		$ 1,682,289